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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2003

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):           [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Heitman Real Estate Securities LLC
Address:       180 North LaSalle Street
               Suite 3600
               Chicago, IL 60601

Form 13F File Number:  28-07586

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Nancy B. Lynn
Title:         Vice President
Phone:         (312) 849-4153

Signature, Place, and Date of Signing:


    /s/ Nancy B. Lynn             Chicago, Illinois          May 12, 2003
---------------------------      ---------------             ------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     69

Form 13F Information Table Value Total:     $971,059
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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

            FORM 13F
   Name of Reporting Manager:
     Heitman Real Estate
     Securities LLC 1Q03
---------------------------------------------------------------------------------------------------------------------
             Item 1:                Item 2:      Item 3:       Item 4:       Item 5:      Item 6:

                                                                                         Investment
                                                                                         Discretion
                                                                                         -----------------------------------
         Name of Issuer          Title of Class  CUSIP        Fair Market   Shares of    (a) Sole    (b) Shared- (c) Shared-
                                                 Number          Value      Principal                As Defined       Other
                                                                              Amount                 in Instr. V
----------------------------------------------------------------------------------------------------------------------------
                        Common:
----------------------------------------------------------------------------------------------------------------------------
Apartment Investment & Managem   Common Stock   03748R101  $63,815,084.16   1,749,317   1,749,317
Amli Residential Properties, I   Common Stock   001735109  $11,148,985.15     529,643     529,643
Archstone Communities Trust      Common Stock   039583109     $274,500.00      12,500      12,500
Avalonbay Communities, Inc.      Common Stock   053484101     $682,650.00      18,500      18,500
BRE Properties                   Common Stock   05564E106  $18,526,553.25     629,085     629,085
Boston Properties, Inc.          Common Stock   101121101  $50,510,050.10   1,332,719   1,332,719
Catellus Development             Common Stock   149111106  $57,415,995.00   2,734,095   2,734,095
Crescent Real Estate Equity Co   Common Stock   225756105     $222,171.00      15,450      15,450
Charter Municipal Mtg. Accptc.   Common Stock   160908109     $120,354.50       6,850       6,850
Mack-Cali Realty Corporation     Common Stock   554489104  $19,583,972.41     632,353     632,353
Carramerica Realty Corporation   Common Stock   144418100  $32,300,108.10   1,274,166   1,274,166
Developers Diversified Realty    Common Stock   251591103  $50,538,197.85   2,092,679   2,092,679
Equity Office Properties         Common Stock   294741103  $23,264,268.84     914,117     914,117
Equity Residential Properties    Common Stock   29476L107     $240,700.00      10,000      10,000
Extended Stay America Inc.       Common Stock   30224P101  $13,469,016.60   1,333,566   1,333,566
Essex Property Trust Inc.        Common Stock   297178105  $12,185,849.50     233,222     233,222
First Industrial Realty          Common Stock   32054K103  $14,299,476.00     504,925     504,925
General Growth Properties, Inc   Common Stock   370021107  $37,443,296.15     694,037     694,037
Glenborough Realty Trust, Inc.   Common Stock   37803P105     $541,100.00      35,000      35,000
Health Care Pptys Invest Inc.    Common Stock   421915109   $1,580,790.00      47,400      47,400
Highwoods Properties Inc.        Common Stock   431284108  $30,759,093.12   1,504,848   1,504,848
Home Properties of New York      Common Stock   437306103  $20,120,461.60     606,038     606,038
Starwood Lodging                 Common Stock   85590A203  $29,647,811.70   1,246,230   1,246,230
Healthcare Realty Trust Inc.     Common Stock   421946104     $857,142.00      35,100      35,100
HeritageProperty Investment      Common Stock   42725M107     $152,805.00       6,100       6,100
iShares Cohen & Steers Realty    Common Stock   464287564   $3,154,690.00      38,500      38,500
Investors Real Estate Trust      Common Stock   461730103      $13,965.00       1,500       1,500
IShares DJ US Real Estate        Common Stock   464287739   $3,847,830.00      50,200      50,200
Koger Equities                   Common Stock   500228101   $8,621,228.70     563,479     563,479
----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------
       Item 1:                         Item 7:      Item 8:
                                                    Voting
                                                   Authority
                                                   (Shares)
                                                   ---------
   Name of Issuer                      Managers    (a) Sole    (b) Shared   (c) None
                                       See Instr.
                                          V
------------------------------------------------------------------------------------
                        Common:
------------------------------------------------------------------------------------
Apartment Investment & Managem                     1,524,555                224,762
Amli Residential Properties, I                       477,219                 52,424
Archstone Communities Trust                           12,500
Avalonbay Communities, Inc.                           18,500
BRE Properties                                       567,642                 61,443
Boston Properties, Inc.                            1,149,788                182,931
Catellus Development                               2,379,154                354,941
Crescent Real Estate Equity Co                        15,450
Charter Municipal Mtg. Accptc.                         6,850
Mack-Cali Realty Corporation                         568,173                 64,180
Carramerica Realty Corporation                     1,080,895                193,271
Developers Diversified Realty                      1,813,382                279,297
Equity Office Properties                             824,802                 89,315
Equity Residential Properties                         10,000
Extended Stay America Inc.                         1,199,846                133,720
Essex Property Trust Inc.                            210,584                 22,638
First Industrial Realty                              443,575                 61,350
General Growth Properties, Inc                       625,775                 68,262
Glenborough Realty Trust, Inc.                        35,000
Health Care Pptys Invest Inc.                         47,400
Highwoods Properties Inc.                          1,299,734                205,114
Home Properties of New York                          549,106                 56,932
Starwood Lodging                                   1,051,089                195,141
Healthcare Realty Trust Inc.                          35,100
HeritageProperty Investment                            6,100
iShares Cohen & Steers Realty                         38,500
Investors Real Estate Trust                            1,500
IShares DJ US Real Estate                             50,200
Koger Equities                                       510,975                 52,504
-----------------------------------------------------------------------------------

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
Innkeepers USA Trust                  Common Stock  4576J0104     $5,770,388.00     887,752     887,752        800,230      87,522
LaSalle Hotel Properties/Hotel        Common Stock  517942108    $16,063,488.75   1,344,225   1,344,225      1,126,693     217,532
La Quinta Corp.                       Common Stock  50419U202       $132,370.00      43,400      43,400         43,400
Macerich Company, The                 Common Stock  554382101    $16,674,071.04     526,328     526,328        430,517      95,811
Mills Corp.                           Common Stock  601148109    $19,162,353.60     614,178     614,178        555,585      58,593
Municipal Mortgage & Equity, L        Common Stock  62624B101       $265,147.00      11,150      11,150         11,150
Mission West Properties               Common Stock  605203108       $133,950.00      14,250      14,250         14,250
Nationwide Health Properties,         Common Stock  638620104       $517,855.00      40,300      40,300         40,300
NVR Inc.                              Common Stock  62944T105       $460,600.00       1,400       1,400          1,400
Pacific Gulf Properties Liquid        Common Stock                  $329,837.50   1,319,350   1,319,350        978,250     341,100
Plum Creek Timber Co Inc.             Common Stock  729251108     $1,925,828.00      89,200      89,200         89,200
Prime Hospitality Corp                Common Stock  741917108     $5,116,434.12     991,557     991,557        882,217     109,340
ProLogis                              Common Stock  743410102    $42,525,699.60   1,679,530   1,679,530      1,430,062     249,468
Pan Pacific Retail Properties,        Common Stock  69806L104    $29,915,232.74     790,363     790,363        715,238      75,125
Post Properties, Inc.                 Common Stock  737464107    $19,044,279.45     788,583     788,583        712,292      76,291
Public Storage, Inc.                  Common Stock  74460D109    $25,608,348.00     845,160     845,160        760,195      84,965
Public Storage Dep Shares A           Common Stock  74460D729       $463,060.00      16,900      16,900         16,900
PS Business Parks Inc./CA             Common Stock  69360J107    $28,828,553.25     969,027     969,027        821,555     147,472
Reckson Associates Realty Corp        Common Stock  75621K106       $501,020.00      26,650      26,650         26,650
Reckson Associates Realty Corp        Common Stock  75621K304       $340,560.00      17,600      17,600         17,600
Regency Centers Corp.                 Common Stock  758849103     $4,417,903.05     134,079     134,079        123,275      10,804
RFS Hotel Investors Inc.              Common Stock  74955J108        $31,040.00       3,200       3,200          3,200
Ramco-Gershenson Properties           Common Stock  751452202    $15,251,749.76     694,208     694,208        590,974     103,234
Rouse Company                         Common Stock  779273101    $67,727,017.55   1,960,261   1,960,261      1,695,386     264,875
Istar Financial Inc.                  Common Stock  45031U101       $252,320.50       8,650       8,650          8,650
Shurgard Storage Centers, Inc.        Common Stock  82567D104       $208,035.00       6,700       6,700          6,700
SL Green Realty Corp                  Common Stock  78440X101    $27,721,464.96     907,116     907,116        775,496     131,620
Summit Properties, Inc.               Common Stock  866239106    $16,261,259.50     878,987     878,987        749,400     129,587
Simon Property Group                  Common Stock  828806109     $9,589,577.03     267,641     267,641        214,859      52,782
Sovran Self Storage, Inc.             Common Stock  84610H108       $125,312.00       4,400       4,400          4,400
Sun Communities, Inc.                 Common Stock  866674104    $34,954,583.00     976,385     976,385        845,298     131,087
Cornerstone Realty Income             Common Stock  21922V102       $101,616.00      14,600      14,600         14,600
Toll Brothers, Inc.                   Common Stock  889478103       $212,300.00      11,000      11,000         11,000
Trizec Properties Inc.                Common Stock  89687P107    $16,669,435.00   1,961,110   1,961,110      1,948,238      12,872
Trizec Canada Subordinate voti        Common Stock  896874104     $3,494,851.72     452,701     452,701        223,501     229,200
Vornado Realty Trust                  Common Stock  929042109    $54,136,223.00   1,512,185   1,512,185      1,313,826     198,359
Ventas Inc.                           Common Stock  92276F100       $650,760.00      56,100      56,100         56,100
                                                                ===============
                                          Subtotal              $970,922,669.85
                                            Common


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

          Preferred
Felcor Lodging Trust Inc. Seri     Preferred Stock  31430F40B           $95,347.00       5,300       5,300       5,300
LaSalle Hotel Properties Serie     Preferred Stock  517942207           $33,345.00       1,300       1,300       1,300
Mid-America Apt. Ser. B 8.8750     Preferred Stock  59522J301            $7,476.00         300         300         300

                                          Subtotal                     $136,168.00
                                         Preferred

                                                                   ---------------
                                    Grand Total                    $971,058,837.85
                                                                   ===============